Dec. 27, 2019

GOLDMAN SACHS ETF TRUST

Goldman Sachs Motif Data-Driven World ETF, Goldman Sachs Motif Finance Reimagined ETF, Goldman Sachs Motif Human Evolution ETF, Goldman Sachs Motif Manufacturing Revolution ETF and Goldman Sachs Motif New Age Consumer ETF

(the “Funds”)

Supplement dated April 27, 2020 to the

Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated December 27, 2019, as supplemented to date

At a meeting held on April 21, 2020, the Board of Trustees of the Goldman Sachs ETF Trust approved certain changes to the Funds’ names and underlying indexes.

Effective on or about May 15, 2020 (the “Effective Date”), Goldman Sachs Asset Management, L.P. (“GSAM”) will replace Motif Capital Management, Inc. as the index provider for each of the Motif Data-Driven World Index, Motif Finance Reimagined Index, Motif Human Evolution Index, Motif Manufacturing Revolution Index and Motif New Age Consumer Index (the “Indexes”).  In connection with this change, “Goldman Sachs” will replace “Motif” in the name of each Index.

On the Effective Date, the Funds’ names will change as set forth in the following table:

Current Names	New Names
Goldman Sachs Motif Data-Driven World ETF	Goldman Sachs Data-Driven World ETF
Goldman Sachs Motif Finance Reimagined ETF	Goldman Sachs Finance Reimagined ETF
Goldman Sachs Motif Human Evolution ETF	Goldman Sachs Human Evolution ETF
Goldman Sachs Motif Manufacturing Revolution ETF	Goldman Sachs Manufacturing Revolution ETF
Goldman Sachs Motif New Age Consumer ETF	Goldman Sachs New Age Consumer ETF

In connection with the above changes to the Indexes, the quarterly rebalance for each Index scheduled for May 2020 will not take place.